BANK LOANS	6 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK LOANS

NOTE 6 – BANK LOANS

Bank loans consisted of the following:

	As of December 31, 2025	As of June 30, 2025

Dongguan Rural Commercial Bank (1)	$3,684,117	$4,058,207
Total	3,684,117	4,058,207
Less: short-term loans	(715,000)	(698,000)
Less: current portion of long-term loans	(2,316,411)	(1,324,854)
Long-term loans	$652,706	$2,035,353

(1)	On July 17, 2020, the Company entered into multiple loan facility agreements with Dongguan Rural Commercial Bank for an aggregate of $7.2 million (RMB50 million) to support the working capital needs and the Company’s current CIP projects. The loans have tenure varying between one and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points. The Company pledged the land use right of approximately $1.7 million and buildings of approximately $4.6 million from Meijia as collateral to secure total loans facility of $4.3 million (RMB30 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans facility of $2.9 million (RMB20 million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of December 31, 2025, the outstanding balance was $3,684,117. The Company repaid $781,546 (RMB5,465,357) subsequent to the period end.

Interest expenses for the above-mentioned loans amounted to $71,272 and $115,430 for the six months ended December 31, 2025 and 2024, respectively.

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The repayment schedule for the Company’s bank loans is as follows:

Twelve months ending December 31,	Repayment
2026	$3,031,411
2027	430,331
2028	222,375
Total	$3,684,117

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)